Investment Income-Schedule of Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Dividends received	$ 0.1	$ 0.3	$ 0.1
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations	6.8	0.0	0.0
Interest received – environmental trust funds	4.4	1.2	1.1
Interest received – cash balances	17.4	23.4	12.1
Total investment income	$ 28.7	$ 24.9	$ 13.3